Share-based compensation arrangements	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Share-based compensation arrangements

21Share-based compensation arrangements

In June 2018, the Board of Directors of the Company approved and adopted the 2018 Share Plan, under which the Company reserves 311,125,716 shares to grant share options or restricted share units for officers, directors, employees and non-employees.

(a)Share options

Share options’ activities for the six months ended June 30, 2025 presented were summarized as follows:

	For the six months ended June 30, 2025
	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2025	1.2	121,852,549
Granted	1.2	81,966
Expired	0.9	(293,908)
Modified	1.2	(915,730)
Forfeited	1.2	(1,244,625)
Exercised	0.6	(11,164,145)
Outstanding as of June 30, 2025	1.2	108,316,107
Exercisable as of June 30, 2025	1.2	83,636,052

The weighted average grant date fair value of the share options granted for the six months ended June 30, 2025 was USD4.4. The aggregated fair value of the share options at the grant date for the six months ended June 30, 2025 was USD0.4 million (equivalent to RMB2.6 million).

In January and April 2025, the Company approved to replace 915,730 options granted in August 2024 with 693,524 RSUs, which effectively reduce the exercise price to nil and simultaneously reduce the number of share awards granted. As the total fair value of the modified equity instruments is lower than that of the original equity instruments (as estimated as at the date of the modification), such non-beneficial modification is accounted for in accordance with the accounting policy as follows.

21 Share-based compensation arrangements (Continued)

Where the terms or conditions of a share-based awards granted are modified, as a minimum, an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments arrangement, or is otherwise beneficial to the employee as measured at the date of modification; if a modification reduces the total fair value of the share-based awards granted, or is not otherwise beneficial to the employee, the Group nevertheless continues to recognize as a minimum the original grant date fair value of the share-based awards granted (unless those share-based awards are forfeited) as if that modification had not occurred.

The fair value of share options granted was measured by reference to the fair value of the Company’s equity interest. The Group had used the discounted cash flow method to determine the underlying equity fair value of the Company. The estimation of the share options granted was measured based on a binominal options pricing model. The key assumptions used in determining the fair value of share options were as follows:

For the
six months ended
June 30, 2025
Fair value of the Company’s ordinary shares	USD5.53 per share
Expected volatility	52.6%
Exercise multiple	2.8x
Expected dividends	0%
Risk-free interest rate (per annum)	4.52%
Expected term	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s share options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s share options in effect at the valuation date. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees, officers or non-employees would decide to voluntarily exercise their vested share options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the share options.

(b)Restricted share units

Restricted share units’ activities for the six months ended June 30, 2025 presented were summarized as follows:

For the
six months ended
June 30,
2025
Number of restricted
share units
Outstanding as of January 1,2025	6,781,568
Granted	11,064,802
Modified	693,524
Forfeited	(1,173,100)
Vested	(1,959,795)
Outstanding as of June 30, 2025	15,406,999

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the unaudited condensed consolidated statements of profit or loss for aforementioned share options and restricted share units granted was RMB291.9 million and RMB219.5 million for the six months ended June 30, 2024 and 2025, respectively.